Natural Gas & Oil Properties - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) Property	Dec. 31, 2022 USD ($)
Extractive Industries [Abstract]
Number of proved properties | Property		2
Impairment of proved properties | $	$ 0	$ 41,616	$ 0